Earnings Per Share Attributable To Ordinary Equity Holders of The Parent (Tables)	12 Months Ended
Dec. 31, 2019
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Summary of Basic and diluted earnings per share
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	—	—	69,906,757

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	568,266,428	468,061,079	868,366,128

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	—	—	16,112,737

Weighted average number of Class B ordinary shares outstanding—basic	200,000,001	200,000,001	200,148,822

Basic earnings per share (HK$) Class A	—	—	4.34

Basic earnings per share (HK$) Class B	2.84	2.34	4.34

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	—	—	69,906,757

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	568,266,428	468,061,079	868,366,128

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	—	—	16,117,254
Weighted average number of Class B ordinary shares outstanding—diluted	200,000,001	200,000,001	200,204,936

Diluted earnings per share (HK$) Class A	—	—	4.34

Diluted earnings per share (HK$) Class B	2.84	2.34	4.34

Summary of weighted average shares

	Number of s hares
	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	—	—	16,112,737
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	—	864
Convertible bond	—	—	3,653

	—	—	16,117,254

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,000,001	200,000,001	200,148,822
Effect of dilution – weighted average number of ordinary shares:
Warrants	—	—	10,728
Convertible bond	—	—	45,386

	200,000,001	200,000,001	200,204,936